Commitment and contingencies (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019
IfrsStatementLineItems [Line Items]
Contractual commitments for advertisement services	₨ 106,920	₨ 105,000
Contractual commitments for capital expenditure	1,450
Operating lease	0	0
Expense relating to variable lease payments not included in measurement of lease liabilities	2,330	9,418	₨ 55,007
Service And Other Claims Provision [Member]
IfrsStatementLineItems [Line Items]
[custom:ClaimsNotRecognisedAsLiability-0]	87,106	87,889
Tax Contingent Liability Service Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
Loss contingency, estimate of possible loss	310,095	310,105
Tax Contingent Liability Income Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
Loss contingency, estimate of possible loss	₨ 1,268	₨ 96,608